Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Revenue [Abstract]
Schedule of Revenue
	2023	2022	2021
	USD	USD	USD

Revenue from subscriptions	24,557,650	27,061,318	25,664,145
Revenue from advertisement (1)	9,900,071	12,057,903	9,840,247
Revenue from live events	6,922,719	9,362,794	-
	41,380,440	48,482,015	35,504,392

Goods and services transferred at a point in time	16,822,790	21,420,697	9,840,247
Goods and services transferred over time	24,557,650	27,061,318	25,664,145
	41,380,440	48,482,015	35,504,392